Note 10 - Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Equity [Text Block]

10.         STOCKHOLDERS’ EQUITY

Common Stock— The Company has one class of common shares outstanding. Refer to the Condensed Consolidated Balance Sheets for shares authorized, issued and outstanding as of the balance sheet dates.

Preferred Stock— As of September 30, 2024, and December 31, 2023, the Company was authorized to issue 60,000,000 shares of preferred stock (24,000,000 shares designated as Series A-1 Preferred Stock and 16,500,000 shares designated as Series B Preferred stock), none of which were issued or outstanding. Additionally, as of September 30, 2024 and December 31, 2023, the Company authorized the issuance of 14,000 and 14,000 shares of Series C Convertible Voting Preferred Stock (the “Series C Stock”), respectively, 20,000 and 0 shares of Series D Convertible Preferred Stock, 6,000 and 0 shares of Series E Convertible Preferred Stock (the “Series E Stock”, the “Series D Stock” and together with the Series C Stock, the “Preferred Shares”), respectively. The Company issued 8,000 shares of Series C Stock on April 2, 2023, 6,000 shares of Series C Stock on July 18, 2023, 8,000 shares of Series D Stock on March 28, 2024, 8,837.58 shares of Series D Stock on June 21, 2024, and 2,997 shares of Series E Stock on September 27, 2024, as part of five agreements to reclassify convertible preferred notes for Preferred Shares.

As discussed in Note 3, the Company reclassified certain CPNs into convertible preferred shares by executing the Exchange Agreements. This reclassification resulted in two new classes of convertible preferred shares in 2024, the Series D and Series E Stock. The Company has three classes of convertible preferred shares issued and outstanding for both balance sheet dates presented - Series C Stock, Series D Stock and Series E Stock. The Preferred Shares are convertible, upon a notice of conversion by the holder, into shares of the Company's common stock, par value $0.001 per share at an exchange price of $6.50 per share for the Series C Stock, $2.50 for the Series D Stock and a price equal to 80% of the 5-day VWAP for the Common Stock beginning on the fifth day preceding the date of the Notice of Conversion for the Series E Stock, subject to a beneficial ownership maximum of 19.99%. The Preferred Shares are voting stock and holders are entitled to vote together with the Common Stock on an as-if-converted-to-Common-Stock basis as determined by dividing the Liquidation Preference with respect to such shares of Preferred Shares by their conversion price. Holders of Common Stock are entitled to one vote for each share of Common Stock held on all matters submitted to a vote of stockholders. Accordingly, holders of Preferred Shares are entitled to one vote for each whole share of Common Stock into which their Preferred Shares are convertible on all matters submitted to a vote of stockholders.

Cumulative Rights of Series C, D and E Stock Shareholders— The Preferred Shares accumulate undeclared dividends at an annual rate of 25%. Unpaid dividends and undeclared dividends are added to the aggregated Liquidation Preference which also includes the face value of the Preferred Shares outstanding. In the event of any liquidation of the Company, holders of Preferred Shares then outstanding shall be entitled to be paid the Liquidation Preference out of the assets of the Company available for distribution to its stockholders, before any payment shall be made to the holders of any other shares of capital.

	Dividends Earned for the period Ended September 30, 2024	Liquidation Preference
(In thousands)	Nine Months Ended	September 30, 2024	December 31, 2023
Series C	$2,627	$18,833	$16,205
Series D	1,637	18,474	-
Series E	8	3,005	-
Total	$4,272	$40,312	$16,205

Participating Rights of Series C, D and E Stock Shareholders— In the event the Company declares a dividend, and all cumulative dividends have been distributed, the Preferred Shares participate in any remaining declared dividends to be paid equal to (on an as-if-converted-to-common-stock basis) and in the same form as dividends paid on shares of Common Stock.

Warrants—Holders of warrants (the “Warrants”) grant the holder the right to purchase a specified number of shares of the Company at a specified price with an expiration date of five years. Holders of the Warrants may purchase 2,083 shares of common stock at an exercise price of $450.00 per share with an expiration date of October 14, 2025, or an additional 13,333 shares of common stock at an exercise price of $187.50 per share with an expiration date of July 1, 2026. All of the Warrants were outstanding as of September 30, 2024 and December 31, 2023.

Standby Equity Purchase Agreement Financing

On October 13, 2022, the Company entered into a Standby Equity Purchase Agreement (the “SEPA”) with YA II PN, Ltd. (the “Investor”), pursuant to which the Company has the right to sell to the Investor up to $8.0 million (the “Commitment Amount”) of its shares of common stock, at the Company’s request any time during the commitment period commencing on October 13, 2022, and terminating on the earliest of (i) the first day of the month following the 24-month anniversary of the SEPA or (ii) the date on which the Investor has paid for shares of Common Stock equal to the Commitment Amount.

On May 24, 2023, we issued to the Investor 97,000 shares of common stock at a purchase price of $3.89, for an advance amount of $377,000.

On June 2, 2023, we issued to the Investor 100,000 shares of common stock at a purchase price of $2.82, for an advance amount of $282,100.

10.	STOCKHOLDERS’ DEFICIT

Stock—As of December 31, 2023 and 2022, the Company was authorized to issue 60,000,000 shares of preferred stock (24,000,000 shares designated as Series A-1 Preferred Stock and 16,500,000 shares designated as Series B Preferred stock) and 300,000,000 shares of common stock (1,258,460 and 648,384 shares issued and outstanding, respectively). Additionally, for the year ended December 31, 2023, the Company authorized the issuance of 14,000 shares of Series C Convertible Voting Preferred Stock (the “Series C Stock”). The Company issued 8,000 shares of Series C Stock on April 2, 2023 and 6,000 shares of Series C Stock as part of the two Exchange agreements discussed below, of which 14,000 shares remain outstanding as of December 31, 2023.

The Series C Stock is convertible into shares of the Company’s common stock, par value $0.001 per share. The Series C Preferred Stock is voting stock and holders of the Series C Preferred Stock are entitled to vote together with the Common Stock on an as-if-converted-to-Common-Stock basis as determined by dividing the Liquidation Preference with respect to such shares of Series C Preferred Stock by the Conversion Price. Holders of Common Stock are entitled to one vote for each share of Common Stock held on all matters submitted to a vote of stockholders. Accordingly, holders of Series C Preferred Stock will be entitled to one vote for each whole share of Common Stock into which their Series C Preferred Stock is then-convertible on all matters submitted to a vote of stockholders.

Cumulative Rights of Series C Stock Shareholders— The Series C Stock accumulates undeclared dividends at an annual rate of 25%. Unpaid dividends and undeclared dividends are added to the aggregate Liquidation Preference, which also includes the face value of the Series C Stock outstanding. In the event of any liquidation of the Company, holders of shares of Series C Stock then outstanding shall be entitled to be paid the Liquidation Preference out of the assets of the Company available for distribution to its stockholders, before any payment shall be made to the holders of any other shares of capital. As of December 31, 2023 and December 31, 2022, the outstanding Liquidation Preference of the Series C Stock is $16,205,500 and $0, respectively.

Participating Rights of Series C Stock Shareholders— In the event the Company declares a dividend, and all cumulative dividends have been distributed, the Series C stock participates in any remaining declared dividends to be paid equal to (on an as-if-converted-to-common-stock basis) and in the same form as dividends paid on shares of common stock.

Exchange Agreements

On April 2, 2023, the Company entered into an Exchange Agreement with the holder of promissory notes to exchange an aggregate principal amount of $8 million of the Company’s 25% Senior Secured Convertible Promissory Notes for 8,000 shares of Series C Stock. The $8 million Senior Secured Convertible Promissory Notes is the aggregate of four promissory notes that were issued in the previous months, for $2 million each.

On July 18, 2023, the Company entered into an Exchange Agreement (the “July 18 Exchange Agreement”) with the holder of promissory notes of the Company (the “Holder”) pursuant to which the Holder agreed to exchange aggregate principal amount of $6 million of the Company’s 25% Senior Secured Convertible Promissory Notes (the “July 18 Exchange Notes”) for 6,000 shares of Series C Stock. The $6 million Senior Secured Convertible Promissory Notes is the aggregate of three promissory notes that were issued in the previous months, for $2 million each.

Representative's Warrants— In connection with the IPO on October 15, 2020, the Company granted the underwriters warrants (the “Underwriters’ Warrants”) to purchase an aggregate of 2,083 shares of common stock at an exercise price of $450.00 per share, which is 125% of the IPO price. The Underwriters’ Warrants have a five-year term and were not exercisable prior to April 13, 2021. All of the Underwriters’ Warrants were outstanding and exercisable as of December 31, 2023 and 2022.

In connection with the public offering on July 2, 2021, the Company granted the underwriters warrants to purchase an aggregate of 13,333 shares of common stock at an exercise price of $187.50 per share, which is 125% of the IPO price. The Underwriters’ Warrants have a five-year term and were not exercisable prior to January 2, 2022. All of the Underwriters’ Warrants were outstanding as of December 31, 2023 and 2022. The warrants related to the Public Offering stock discount will be fully amortized in April 2025.

Standby Equity Purchase Agreement Financing

On October 13, 2022, the Company entered into a Standby Equity Purchase Agreement (the “SEPA”) with YA II PN, Ltd. (the “Investor”). Pursuant to the SEPA, the Company has the right to sell to the Investor up to $8,000,000 (the “Commitment Amount”) of its shares of common stock, par value $0.001 per share (“Common Stock”), at the Company’s request any time during the commitment period commencing on October 13, 2022 and terminating on the earliest of (i) the first day of the month following the 24-month anniversary of the SEPA or (ii) the date on which the Investor has paid for shares of Common Stock equal to the Commitment Amount.

The shares would be purchased at 95.0% of the Market Price (as defined in the agreement) and would be subject to certain limitations, including that the Investor could not purchase any shares that would result in it owning more than 9.99% of the outstanding Common Stock after such purchase (the "Ownership Limitation") or an aggregate of 19.9% of the outstanding Common Stock as of the date of the SEPA (the "Exchange Cap"). The Exchange Cap will not apply under certain circumstances, including to any sales of Common Stock under the SEPA that equal or exceed $9.33, representing the lower of (i) the closing price of the Common Stock as reflected on Nasdaq.com immediately preceding the date of the SEPA, or (ii) the average closing price of the Common Stock for the five trading days immediately preceding the date of the SEPA.

Pursuant to the SEPA, the Company also paid a subsidiary of the Investor, a structuring fee in the amount of $10,000 and issued to the Investor 20,111 shares of Common Stock as a commitment fee on October 13, 2022 (the “Commitment Shares”). The Company incurred a stock-based compensation expense of $193,665 related to this issuance. In the event of the Commitment Increase, the Company will issue to the Investor an additional number of shares of Common Stock determined by dividing $120,000 by the average of the daily VWAPs for the five trading days prior to the date of delivery by the Company of written notice of the Commitment Increase.

In connection with the SEPA agreement, on  October 31, 2022, the Company entered into a letter agreement with an accredited investor (the “Investor”), pursuant to which the Company agreed to issue to the Investor 33,333 shares (the “Shares”) of the Company’s common stock in consideration of the Investor’s services to the Company in identifying investors. The Company issued the Shares to the Investor on October 31, 2022 and incurred a stock-based compensation expense of $298,000 related to this issuance. The Shares were issued in reliance upon the exemption from the registration requirements of the Securities Act, provided by Section 4(a)(2) of the Securities Act as sales by an issuer not involving any public offering.

Total compensation recognized in general and administrative expenses for the issuance of the Commitment Shares and the shares issued to the Investor totaled $491,665 during the year ended December 31, 2022.

On May 24, 2023, we exercised the Commitment increase under the SEPA and issued to YA II PN, Ltd. 97,000 shares of common stock at a purchase price of $3.89, for an advance amount of $377,000.

On June 2, 2023, we exercised an additional Commitment increase under the SEPA and issued to YA II PN, Ltd. 100,000 shares of common stock at a purchase price of $2.82, for an advance amount of $282,100.